Segmented Information - Investments In Associates, Additions to goodwill, Segment assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Investments in associates	$ 9,977.6	$ 8,505.6	$ 8,037.3
Additions to goodwill	140.1	1,152.5
Segment assets	107,787.7	96,777.3
Segment liabilities	76,913.6	68,428.1
Non-insurance companies
Segmented Information
Investments in associates	9,138.2	7,972.8
Holding company and eliminations and adjustments
Segmented Information
Investments in associates	1,297.8	983.4
Segment assets	(1,739.5)	(2,100.3)
Segment liabilities	8,704.5	7,539.0
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Investments in associates	6,554.7	5,742.7
Additions to goodwill		17.0
Segment assets	90,294.6	80,620.8
Segment liabilities	55,246.0	48,848.8
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Investments in associates	1,416.7	1,274.2
Segment assets	21,262.0	18,962.6
Segment liabilities	12,784.5	11,377.6
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Investments in associates	4,035.9	3,384.4
Segment assets	54,721.5	48,653.7
Segment liabilities	35,116.9	30,983.7
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Investments in associates	1,102.1	1,084.1
Additions to goodwill		17.0
Segment assets	14,311.1	13,004.5
Segment liabilities	7,344.6	6,487.5
Operating segments | Life insurance and Run-off
Segmented Information
Investments in associates	430.1	410.4
Additions to goodwill		0.8
Segment assets	7,214.2	6,489.4
Segment liabilities	6,038.9	5,312.8
Operating segments | Non-insurance companies
Segmented Information
Investments in associates	1,695.0	1,369.1
Additions to goodwill	140.1	1,134.7
Segment assets	12,018.4	11,767.4
Segment liabilities	$ 6,924.2	$ 6,727.5